United States

Securities and Exchange Commission

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act File Number 811-4316

Midas Fund, Inc.

(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

Thomas B. Winmill, President

Midas Fund, Inc.

11 Hanover Square, 12th Floor

New York, NY 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-480-6432

Date of fiscal year end: 12/31

Date of reporting period: 3/31/08

Item 1. Schedule of Investments

Midas Fund, Inc.
Schedule of Portfolio Investments
March 31, 2008
(Unaudited)

Shares	COMMON STOCKS AND WARRANTS (117.45%)	Value

	Common Stocks (116.82%)
	Major Precious Metals Producers (26.72%)
75,000	Anglo Platinum Ltd.	$ 11,019,504
82,000	Compania De Minas Buenaventura (b)	5,617,000
350,000	GoldCorp Inc.*	13,562,500
250,000	Impala Platinum Holdings Ltd.	9,628,992
400,000	Kinross Gold Corp.	8,844,000
100,000	Newmont Mining Corp.	4,530,000
800,000	Yamana Gold, Inc.*	11,696,000
		64,897,996

	Intermediate Precious Metals Producers (24.95%)
1,150,000	Coeur d'Alene Mines Corp. (a)	4,646,000
800,000	Eldorado Gold Corp. (a)	5,456,000
2,000,000	Golden Star Resources Ltd. (a)	6,860,000
550,000	Hochschild Mining PLC	4,788,312
2,723,333	Lihir Gold Limited (a)	8,665,646
350,000	Pan American Silver Corp. (a)*	13,429,500
100,000	Randgold Resources Limited (b)*	4,634,000
450,000	Silvercorp Metals, Inc.*	3,596,314
550,000	Silver Wheaton Corp. (a)*	8,541,500
		60,617,272

	Junior Precious Metals Producers (13.98%)
450,000	First Majestic Silver Corp. (a)	1,912,094
1,964,500	Golden Cycle Gold Corp. (a)(d)	18,937,780
407,675	Jaguar Mining, Inc. (a)	4,272,434
1,500,000	Metallica Resources, Inc. (a)	8,835,000
		33,957,308

	Exploration and Project Development Companies (20.38%)
1,400,000	Andean Resources Ltd. (a)	2,114,804
1,000,000	Aurelian Resources, Inc. (a)	8,995,225
500,000	Comaplex Minerals Corp. (a)	2,882,273
1,125,000	Etruscan Resources Inc. (a)	2,642,286
7,000,000	Farallon Resources Ltd. (a)	5,423,448
1,000,000	Fronteer Development Group, Inc. (a)	4,880,000
1,000,000	Great Basin Gold Ltd. (a)	3,660,000
180,000	Guyana Goldfields (a)*	1,223,565
37,699	Ivanhoe Nickel & Platinum Ltd.(c)	-
400,000	Minefinders Corporation Ltd. (a)*	4,912,000
600,000	Northern Dynasty Minerals Ltd.(a)	5,496,000
550,000	Olympus Pacific Minerals, Inc. (a)	203,684
199,500	Pelangio Mines Inc.(a)	777,052
2,700,000	Ridge Mining PLC (a)	6,305,903
		49,516,240

	Other Natural Resources Companies (30.79%)
154,700	Anglo American PLC (b)*	4,605,419
500,000	Anvil Mining Ltd. (a)	6,015,496
2,000	Areva	2,183,489
150,000	BHP Billiton Ltd. (b)*	9,877,500
894,000	Brilliant Mining Corp. (a)	1,067,294
300,000	Endeavour Mining Capital Corp.	2,026,119
115,000	First Quantum Minerals Ltd.*	9,329,110
150,000	Freeport McMoRan Copper & Gold, Inc.*	14,433,000
100,000	Harry Winston Diamond Corp.	2,391,000
725,000	Mercator Minerals Ltd. (a)	7,443,597
240,000	Royal Gold Inc.*	7,240,800
200,000	Teck Cominco Ltd.*	8,192,000
		74,804,824

	Total common stocks (cost: $248,302,859)	283,793,640

	Warrants (a)(0.63%)
562,500	Etruscan Resources Inc., expiring 11/2/10	243,945
225,000	First Majestic Silver Corp., expiring 3/25/10	104,705
300,000	Great Basin Gold Ltd., expiring 4/19/09	241,500
100,000	IAMGOLD Corp., expiring 8/12/2008	22,659
100,000	Kinross Gold Corp., expiring 9/7/2011	373,258
275,000	Silver Eagle Mines, Inc. expiring 10/31/08 (c)	-
84,375	Yamana Gold Inc., expiring 11/20/2008	537,777

	Total warrants (cost: $129,310)	1,523,844

Ounces	GOLD BULLION (0%)†(a)
10	Gold Bullion (cost: $9,643)	9,170

	Total investments (cost: $248,441,812)	285,326,654

	Liabilities in excess of other assets (-17.45%)	(42,389,350)

	Net assets (100.00%)	$242,937,304

	(a) Non-income producing.
	(b) American Depositary Receipt.
	(c) Security is valued at fair value using methods determined by the Board of Directors
	(d) Affiliated company.
	* Fully or partially pledged collateral on bank credit facility.
	† Rounds to less than 0.01%

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED):

SECURITY VALUATION

Securities traded on a national securities exchange, unless over-the-counter quotations for such securities are believed to more closely reflect their fair value, are valued at the last reported sales price on the day the valuations are made. Securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Such securities that are not traded on a particular day, securities traded in the over-the-counter market that are not on NASDAQ, and foreign securities are valued at the mean between the current bid and asked prices. Securities for which quotations are not readily available or reliable and other assets may be valued as determined in good faith under the direction of and pursuant to procedures established by the Fund's Board of Directors. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) on January 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. The hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments:

Investments in Securities and
Valuation Inputs	Gold Bullion

Level 1	$ 285,326,654
Level 2	-
Level 3	-

Total	$ 285,326,654

COST FOR FEDERAL INCOME TAX PURPOSES

The cost of investments for federal income tax purposes is $249,677,177 and net unrealized appreciation is $35,649,477, comprised of aggregate gross unrealized appreciation and depreciation of $59,512,915, and $23,863,438, respectively.

AFFILIATED ISSUER

The term affiliate, as defined under the Act, includes companies in which there is a direct or indirect (a) ownership of, control of or, voting power over 5% or more of the outstanding voting shares or (b) control of, or common control under, another company or persons. Transactions with affiliates for the three months ended March 31, 2008 were as follows:

	Number of Shares Held
Name Of Issuer	December 31, 2007	Gross Additions	Gross Reductions	March 31, 2008	Value March 31, 2008	Dividend Income	Realized Gains/(Losses)
Golden Cycle Gold Corp.	1,964,500	-	-	1,964,500	$18,937,780	$ -	$ -
Midas Dollar Reserves, Inc.	2,088,515	5,512,541	7,601,056	-	$ -	$4,705	$ -

Item 2. Controls and Procedures

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

Said officers note, however, that a deficiency dividend of the required distribution of 2006 income was paid in the fiscal year ending December 31, 2008.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by the report that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MIDAS FUND, INC.

By: /s/ Thomas B. Winmill

Thomas B. Winmill, President

Date: May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill

Thomas B. Winmill, President

Date: May 23, 2008

By: /s/ Thomas O'Malley

Thomas O'Malley, Chief Financial Officer

Date: May 23, 2008

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)